Capital Stock (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Bank's Subscribed and Paid-in Capital
The Bank’s subscribed and
paid-in
capital from January 1, 2023 to December 31, 2025, amounted to 639,413. The capital stock composition is as follows:

Shares			Capital Stock

Class	Stock number	Votes per share	Issued outstanding	In treasury	Paid in

As of December 31, 2025
Registered common stock A	11,235,670	5	11,236		11,236
Registered common stock B	628,177,738	1	628,154	23	628,177

Total 2025	639,413,408		639,390	23	639,413

Shares			Capital Stock

Class	Stock number	Votes per share	Issued outstanding	In treasury	Paid in

As of December 31, 2024 and 2023
Registered common stock A	11,235,670	5	11,236		11,236
Registered common stock B	628,177,738	1	628,177		628,177

Total 2024 and 2023	639,413,408		639,413		639,413